Investments - Schedule of Investments (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Investments.
Equity investments without readily determinable fair values	¥ 157,736	¥ 323,332
Debt investments	283,054	428,512
Total investments	¥ 440,790	¥ 751,844